October 2022
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
TABLE OF CONTENTS
ADMINISTRATOR
PARTIES TO THE TRANSACTION
DATES
Faseeh Ejaz
Account Administrator
312.416.6559
faseeh.ejaz@usbank.com
https://pivot.usbank.com/
190 S La Salle St
Chicago, IL 60603
Name:
Title:
Address:
Phone:
Email:
Website:
Mortgage Loan Seller:
Bank of America, National Association
Mortgage Loan Seller:
Morgan Stanley Mortgage Capital Holdings LLC
Depositor:
Morgan Stanley Capital I Inc.
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Custodian:
Wells Fargo Bank, National Association
Master Servicer:
Midland Loan Services,
a Division of PNC Bank National Association
Special Servicer:
Midland Loan Services,
a Division of PNC Bank National Association
Trust Advisor:
Situs Holdings, LLC
Rating Agency:
DBRS, Inc.
Rating Agency:
Moody's Investors Service, Inc.
Payment Date:
Oct 17, 2022
Prior Payment:
Sep 16, 2022
Next Payment:
Nov 18, 2022
Record Date:
Sep 30, 2022
Determination Date:
Oct 11, 2022
First Payment Date:
Feb 15, 2013
Closing Date:
Jan 30, 2013
Cut-off Date:
Jan 1, 2013
Final Distribution Date:
Feb 15, 2046
* This report contains, or is based on, information furnished to U.S. Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders

Historical Delinquency & Liquidation (Stated)

REO Status Report

REO Additional Detail

Historical Liquidation Loss Loan Detail

Bond/Collateral Realized Loss Reconciliation

Interest Adjustment Reconciliation

Appraisal Reduction Report

Loan Level Detail

Historical Loan Modification Report

Material Breaches and Document Defects

Mortgage Loan Characteristics

Delinquency Summary Report

Defeased Loan Detail

Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
October 2022
Collateral
Trust
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expense
Balance
Outstanding
A-1
0.73800%
102,200,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
1.86300%
135,700,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
2.46900%
111,600,000.00
2,155,110.23
2,155,110.23
4,434.14
2,159,544.37
0.00
0.00
0.00
A-3
2.65500%
160,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
2.91800%
466,316,000.00
396,636,876.89
189,522,322.43
964,488.67
190,486,811.10
0.00
0.00
207,114,554.46
X-A
1.19132%
1,099,536,000.00
522,511,987.12
0.00
518,734.66
518,734.66
0.00
0.00
330,834,554.46
A-S*
3.21400%
123,720,000.00
123,720,000.00
0.00
331,363.40
331,363.40
0.00
0.00
123,720,000.00
100.00%
B*
3.76900%
85,384,000.00
85,384,000.00
0.00
268,176.91
268,176.91
0.00
0.00
85,384,000.00
100.00%
C*
4.06156%
52,276,000.00
52,276,000.00
0.00
176,935.08
176,935.08
0.00
0.00
52,276,000.00
100.00%
X-B
0.29746%
137,660,000.00
137,660,000.00
0.00
34,123.73
34,123.73
0.00
0.00
137,660,000.00
D
4.17756%
55,761,000.00
55,761,000.00
0.00
194,120.76
194,120.76
0.00
0.00
55,761,000.00
E
4.17756%
6,970,000.00
6,970,000.00
0.00
24,264.66
24,264.66
0.00
0.00
6,970,000.00
F
4.17756%
22,653,000.00
22,653,000.00
0.00
78,861.88
78,861.88
0.00
0.00
22,653,000.00
G
4.17756%
27,880,000.00
27,880,000.00
0.00
97,058.64
97,058.64
0.00
0.00
27,880,000.00
H
4.17756%
43,563,886.00
40,863,949.69
0.00
53,494.70
53,494.70
0.00
0.00
40,863,949.69
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,394,023,886.00
814,299,936.81
191,677,432.66
2,746,057.24
194,423,489.90
0.00
0.00
622,622,504.15
* Denotes Exchange and Exchangeable classes
PAYMENT DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
October 2022
Collateral
Trust
Pass-Through
Original
Beginning
Principal
Interest
Total
Support
Advisor
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Deficit
Expense
Balance
Exchanged
PST*
N/A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
* Denotes Exchange and Exchangeable classes
EXCHANGEABLE CERTIFICATE DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
October 2022
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
Balance
Distribution
Distribution
Distribution
Loss
Balance
A-1
61690KAA0
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-2
61690KAB8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-AB
61690KAC6
0.01931102
0.01931102
0.00003973
0.01935076
0.00000000
0.00000000
A-3
61690KAD4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
61690KAE2
0.85057531
0.40642466
0.00206832
0.40849298
0.00000000
0.44415065
X-A
61690KAF9
0.47521135
0.00000000
0.00047178
0.00047178
0.00000000
0.30088560
A-S*
61690KAG7
1.00000000
0.00000000
0.00267833
0.00267833
0.00000000
1.00000000
B*
61690KAH5
1.00000000
0.00000000
0.00314083
0.00314083
0.00000000
1.00000000
C*
61690KAK8
1.00000000
0.00000000
0.00338463
0.00338463
0.00000000
1.00000000
X-B
61690KAW2
1.00000000
0.00000000
0.00024788
0.00024788
0.00000000
1.00000000
D
61690KAL6
1.00000000
0.00000000
0.00348130
0.00348130
0.00000000
1.00000000
E
61690KAN2
1.00000000
0.00000000
0.00348130
0.00348130
0.00000000
1.00000000
F
61690KAQ5
1.00000000
0.00000000
0.00348130
0.00348130
0.00000000
1.00000000
G
61690KAS1
1.00000000
0.00000000
0.00348130
0.00348130
0.00000000
1.00000000
H
61690KAU6
0.93802352
0.00000000
0.00122796
0.00122796
0.00000000
0.93802352
R
61690KAY8
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-S*
61690KAG7
1.00000000
0.00000000
0.00267833
0.00267833
0.00000000
1.00000000
B*
61690KAH5
1.00000000
0.00000000
0.00314083
0.00314083
0.00000000
1.00000000
C*
61690KAK8
1.00000000
0.00000000
0.00338463
0.00338463
0.00000000
1.00000000
* Denotes Exchange and Exchangeable classes
FACTOR DETAIL

October 2022
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Collateral
Trust
Cumulative
Beginning
Scheduled
Unscheduled
Support
Advisor
Ending
Coll Support
Class
Balance
Principal
Principal
Deficit
Expenses
Balance
Deficit
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
2,155,110.23
1,672,076.06
483,034.17
0.00
0.00
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
396,636,876.89
0.00
189,522,322.43
0.00
0.00
207,114,554.46
0.00
A-S*
123,720,000.00
0.00
0.00
0.00
0.00
123,720,000.00
0.00
B*
85,384,000.00
0.00
0.00
0.00
0.00
85,384,000.00
0.00
C*
52,276,000.00
0.00
0.00
0.00
0.00
52,276,000.00
0.00
D
55,761,000.00
0.00
0.00
0.00
0.00
55,761,000.00
0.00
E
6,970,000.00
0.00
0.00
0.00
0.00
6,970,000.00
0.00
F
22,653,000.00
0.00
0.00
0.00
0.00
22,653,000.00
0.00
G
27,880,000.00
0.00
0.00
0.00
0.00
27,880,000.00
0.00
H
40,863,949.69
0.00
0.00
0.00
0.00
40,863,949.69
3,469,885.56
Totals:
814,299,936.81
1,672,076.06
190,005,356.60
0.00
0.00
622,622,504.15
3,469,885.56
* Denotes Exchange and Exchangeable classes
PRINCIPAL DETAIL

October 2022
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Accrued
Net Prepay
Current
Yield
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Prepayment
Maintenance
Distribution
Unpaid Interest
Class
Interest
Shortfall
Adjustment
Shortfalls
Premium
Charges
Amount
Shortfall
A-1
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-2
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
4,434.14
0.00
0.00
0.00
0.00
0.00
4,434.14
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
964,488.67
0.00
0.00
0.00
0.00
0.00
964,488.67
0.00
X-A
518,734.66
0.00
0.00
0.00
0.00
0.00
518,734.66
0.00
A-S*
331,363.40
0.00
0.00
0.00
0.00
0.00
331,363.40
0.00
B*
268,176.91
0.00
0.00
0.00
0.00
0.00
268,176.91
0.00
C*
176,935.08
0.00
0.00
0.00
0.00
0.00
176,935.08
0.00
X-B
34,123.73
0.00
0.00
0.00
0.00
0.00
34,123.73
0.00
D
194,120.76
0.00
0.00
0.00
0.00
0.00
194,120.76
0.00
E
24,264.66
0.00
0.00
0.00
0.00
0.00
24,264.66
0.00
F
78,861.88
0.00
0.00
0.00
0.00
0.00
78,861.88
0.00
G
97,058.64
0.00
0.00
0.00
0.00
0.00
97,058.64
0.00
H
142,259.66
0.00
0.00
88,764.96
0.00
0.00
53,494.70
2,066,267.33
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,834,822.20
0.00
0.00
88,764.96
0.00
0.00
2,746,057.24
2,066,267.33
* Denotes Exchange and Exchangeable classes
INTEREST DETAIL

October 2022
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Interest
Fees
Scheduled Interest
2,850,870.74
Master Servicing Fee
13,571.71
Interest Adjustments
0.00
Certificate Administrator Fee
1,628.60
Deferred Interest
0.00
Trustee Fee
1,153.59
Net Prepayment Shortfall
0.00
Custodian Fee
475.01
Net Prepayment Interest Excess
0.00
Trust Advisor Fee
848.23
Interest Reserve (Deposit)/Withdrawal
0.00
Special Servicing Fee
30,381.06
Interest Collections
2,850,870.74
Workout Fee
0.00
Liquidation Fee
0.00
Special Serv Fee plus Adj.
30,381.06
Principal
Miscellaneous Fee
0.00
Scheduled Principal
1,672,076.06
Fee Distributions
46,429.60
Unscheduled Principal
190,005,356.60
Principal Adjustments
0.00
Additional Trust Fund Expenses
Principal Collections
191,677,432.66
Reimbursed for Interest on Advances
34.35
Net ASER Amount
58,349.55
Non-Recoverable Advances
0.00
Other Expenses or Shortfalls
Other
Additional Trust Fund Expenses
58,383.90
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
Other Collections
0.00
Interest Distribution
2,746,057.24
Principal Distribution
191,677,432.66
Yield Maintenance
0.00
Prepayment Premium
0.00
Payments to Certificateholders
194,423,489.90
Total Collections
194,528,303.40
Total Distribution
194,528,303.40
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
October 2022
Interest Accrual Period
September 1,2022-September 30,2022
P&I Advances:
Master
Servicer
Trustee
Principal
0.00
0.00
Stated Principal Balance
Interest
0.00
0.00
Beginning
Ending
Total Current Advances
0.00
0.00
814,299,936.81
622,622,504.15
Cumulative Advances
0.00
0.00
TA Unused Fees Reserve Account
Interest on Advances
0.00
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Servicing Advances:
Master
Special
Servicer
Servicer
Trustee
Excess Liquidation Proceeds Account
Interest on Advances
0.00
0.00
0.00
Beg Balance
(Withdraw)/Dep
End Balance
0.00
0.00
0.00
Disclosable Special Servicer Fees
Specially Serviced Loans that are not Delinquent
Commission
0.00
Count
Balance
Brokerage Fee
0.00
0
0.00
Rebate
0.00
Shared Fee
0.00
Current but not Specially Serviced Loans
Other
0.00
(Foreclosure Proceedings Commenced, but not REO Property)
Count
Balance
0
0.00
ADDITIONAL RECONCILIATION DETAIL

Morgan Stanley Bank Of America Merrill Lynch Trust 2013-C7
Commercial Mortgage Pass
Through Certificates, Series 2013-C7
October 2022
Ending
Modified/
Principal
Extended/
Loan ID
Balance
Waived
Terms
Fees
Penalties
Payment
Totals:
* Pending information provided by Servicer
Comments
CURRENT LOAN MODIFICATION REPORT

October 2022
HISTORICAL DELINQUENCY & LIQUIDATION SUMMARY (STATED BALANCE)
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
30 Days Delinq
60 Days Delinq
Prepayments/Liquidation
REO
Bankruptcy
Foreclosure
Count
Balance
Count
Balance
Balance
Count
Balance
Count
Month
Balance
Count
Balance
Count
Balance
Count
%
90+ Days Delinq
%
%
%
%
%
%
(1)
(2)
(1)
(2)
(1)
(2)
(2)
(2)
(2)
(2)
0
0.00
0.00
0
0
0.00
0
2
58,580,898.58
0
0.00
Oct 2022
0.00
0.0%
0.0%
0.0%
0.0%
9.4%
0.0%
10
190,631,438.85
30.6%
0
0.00
0.00
0
0
0.00
0
2
58,732,664.75
0
0.00
Sep 2022
0.00
0.0%
0.0%
0.0%
0.0%
7.2%
0.0%
8
112,518,959.90
13.8%
0
0.00
0.00
0
0
0.00
0
2
58,877,152.78
0
0.00
Aug 2022
0.00
0.0%
0.0%
0.0%
0.0%
6.3%
0.0%
1
6,345,678.19
0.7%
0
0.00
0.00
0
0
0.00
0
2
59,021,127.25
0
0.00
Jul 2022
0.00
0.0%
0.0%
0.0%
0.0%
6.3%
0.0%
1
2,746,852.75
0.3%
0
0.00
0.00
0
0
0.00
0
1
18,771,264.85
0
0.00
Jun 2022
0.00
0.0%
0.0%
0.0%
0.0%
2.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
1
18,815,282.65
0
0.00
May 2022
0.00
0.0%
0.0%
0.0%
0.0%
2.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
1
18,861,406.76
0
0.00
Apr 2022
0.00
0.0%
0.0%
0.0%
0.0%
2.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
1
18,905,088.16
0
0.00
Mar 2022
0.00
0.0%
0.0%
0.0%
0.0%
2.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
1
18,955,452.26
0
0.00
Feb 2022
0.00
0.0%
0.0%
0.0%
0.0%
2.0%
0.0%
1
8,311,445.48
0.9%
0
0.00
0.00
0
0
0.00
0
1
18,998,782.70
0
0.00
Jan 2022
0.00
0.0%
0.0%
0.0%
0.0%
2.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
1
19,041,951.43
0
0.00
Dec 2021
0.00
0.0%
0.0%
0.0%
0.0%
2.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
1
19,087,256.83
0
0.00
Nov 2021
0.00
0.0%
0.0%
0.0%
0.0%
2.0%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
1
19,130,095.39
0
0.00
Oct 2021
0.00
0.0%
0.0%
0.0%
0.0%
2.0%
0.0%
2
32,378,259.76
3.4%
0
0.00
0.00
0
0
0.00
0
1
19,175,082.43
0
0.00
Sep 2021
0.00
0.0%
0.0%
0.0%
0.0%
1.9%
0.0%
0
0.00
0.0%
0
0.00
0.00
0
0
0.00
0
1
19,217,593.24
0
0.00
Aug 2021
0.00
0.0%
0.0%
0.0%
0.0%
1.9%
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

October 2022
REO STATUS REPORT
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
State
Ending
Scheduled Loan
Total Exposure
Appraisal Value
REO Date
Date Asset
Expected to
be Resolved
or Foreclosed
REO Revenue
and Other
Amounts
City
Property Type
Book Value
Type *
Appraisal
Date
Count:
Totals:
(*) Legend: (1) Partial Liq'n (Curtailment), (2) Payoff Prior To Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payoff At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty,
(9) Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

October 2022
ADDITIONAL RECONCILIATION DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
REO Property with Final Recovery Determination
Liq Proceeds and
other Amts Rec'd
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

October 2022
HISTORICAL LIQUIDATION LOSS LOAN DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
15,736,975.16
13,000,000.00
12,140,591.79
(896,446.95)
13,037,038.74
2,699,936.42
30289960
6
Jan 2017
12,140,591.79
(896,446.95)
13,037,038.74
2,699,936.42
Count:
Totals:
1
15,736,975.16
13,000,000.00
* Liquidation / Prepayment Code: 1 - Partial Liq'n (Curtailment); 2 - Payoff Prior To Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 - Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty; 11 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period. If not provided by the servicer, Most Recent Value is as of cutoff.

October 2022
BOND/COLLATERAL REALIZED LOSS RECONCILIATION
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Prior Realized
Loss Applied to
Certificates
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
Interest
(Shortages) /
Excesses
applied to
Realized Loss
Modification
Adjustments /
Appraisal
Reduction
Adjustment
Period
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
A
B
C
D
E
30289960
15,736,975.16
3,798,980.15
0.00
0.00
0.00
0.00
Jan 2017
0.00
3,798,980.15
0.00
0.00
30289960
2,808,980.15
3,798,980.15
0.00
0.00
0.00
Mar 2017
(990,000.00)
2,808,980.15
0.00
0.00
30289960
2,815,527.76
2,808,980.15
0.00
0.00
0.00
Jul 2017
6,547.61
2,815,527.76
0.00
0.00
30289960
2,699,090.42
2,815,527.76
0.00
0.00
0.00
Jan 2018
(116,437.34)
2,699,090.42
0.00
0.00
30289960
2,699,530.42
2,699,090.42
0.00
0.00
0.00
Mar 2018
440.00
2,699,530.42
0.00
0.00
30289960
2,699,570.42
2,699,530.42
0.00
0.00
0.00
Apr 2018
40.00
2,699,570.42
0.00
0.00
30289960
2,699,936.42
2,699,570.42
0.00
0.00
0.00
Jun 2018
366.00
2,699,936.42
0.00
0.00
1
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans - B - C - D + E instead of A - C - D + E
0.00
0.00
0.00
(1,099,043.73)
2,699,936.42
2,699,936.42
0.00
0.00
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

October 2022
INTEREST ADJUSTMENT RECONCILIATION
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Balance
Loan ID
Reimbursement of
Advances to Servicer
18,302.97
0.00
0.00
0.00
0.00
0.00
34.35
0.00
0.00
87,622,064.52
0.00
0.00
30289967
8,353.48
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
39,991,905.56
0.00
0.00
30289969
-157.87
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
21,300,259.53
0.00
0.00
30289972
3,882.48
0.00
0.00
58,349.55
0.00
0.00
0.00
0.00
0.00
18,588,993.02
0.00
0.00
30289974
167,503,222.63
Count:
Totals:
4
30,381.06
0.00
0.00
58,349.55
0.00
0.00
34.35
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
88,764.96
*Total shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

October 2022
APPRAISAL REDUCTION REPORT
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
30289974
09/10/2019
16,170,777.88
07/11/2022
8,400,000.00
04/08/2022
58,349.55
871,753.22
Count:
Totals:
1
16,170,777.88
8,400,000.00
58,349.55
871,753.22

October 2022
LOAN LEVEL DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
30289966
Office
NY
11/07/22
N
135,000,000.00
484,875.00
0.00
10/07/22
0.00
0
484,875.00
0.00
4.310
1.92
12/31/21
30289967
Retail
05/14/20 MA
11/01/22
N
87,622,064.52
525,791.19
0.00
10/01/22
0.00
0
293,579.71
0.00
4.010
1.29
09/30/21
30289957
Self Storage
XX
01/01/23
N
52,200,000.00
163,342.50
0.00
09/01/22
0.00
B
163,342.50
0.00
3.755
5.00
12/31/21
30289969
Retail
08/26/19 IA
12/06/22
N
39,991,905.56
240,151.18
0.00
07/06/22
0.00
2
135,326.46
0.00
4.050
0.78
12/31/21
30291777
Lodging
CA
01/01/23
N
30,004,483.89
184,844.68
0.00
11/01/22
0.00
0
109,790.31
0.00
4.380
2.49
12/31/21
30289999
Office
NY
11/07/22
N
30,000,000.00
107,750.00
0.00
10/07/22
0.00
0
107,750.00
0.00
4.310
1.92
12/31/21
30291780
Retail
MA
01/01/23
N
29,746,238.66
168,713.61
0.00
10/01/22
0.00
0
101,366.19
0.00
4.080
1.44
12/31/21
30289995
Retail
XX
01/01/23
N
23,640,000.00
70,920.00
0.00
10/01/22
0.00
0
70,920.00
0.00
3.600
3.32
12/31/21
30289972
Office
08/01/22 TX
12/01/22
N
21,300,259.53
122,984.99
0.00
10/01/22
0.00
0
75,606.22
0.00
4.250
1.07
12/31/21
30289973
Retail
CA
11/01/22
N
19,000,835.70
112,376.96
0.00
10/01/22
0.00
0
60,967.19
0.00
3.840
1.38
12/31/21
30289974
Retail
07/23/19 NY
12/10/22
N
18,588,993.02
114,496.71
0.00
09/10/19
0.00
6
67,555.26
0.00
4.350
0.10
12/31/21
30291778
Retail
LA
01/01/23
N
18,115,748.31
109,635.25
0.00
10/01/22
0.00
0
63,113.89
0.00
4.170
1.43
12/31/21
30289976
Retail
NY
12/01/22
N
15,676,810.26
88,855.94
0.00
10/01/22
0.00
0
53,030.15
0.00
4.050
1.35
12/31/21
30304008
Mixed Use
MD
01/01/23
N
10,967,441.94
66,035.79
0.00
10/01/22
0.00
0
37,660.67
0.00
4.110
1.52
12/31/21
30289959
Retail
06/17/21 NC
12/01/22
N
10,703,603.60
55,532.23
0.00
10/01/22
0.00
0
30,522.90
0.00
3.414
3.71
12/31/21
30289977
Retail
05/05/20 NY
01/10/23
N
10,579,192.96
62,723.98
0.00
10/10/22
0.00
0
34,738.51
0.00
3.930
1.88
12/31/21
30304001
Retail
PA
11/01/22
N
8,997,130.30
57,580.28
0.00
10/01/22
0.00
0
35,924.83
0.00
4.780
2.24
12/31/21
30289961
Lodging
KY
01/01/23
N
7,342,745.85
55,984.29
0.00
10/01/22
0.00
0
29,293.51
0.00
4.770
1.00
12/31/21
30291772
Office
IL
01/01/23
N
6,656,103.65
41,421.52
0.00
10/01/22
0.00
0
25,021.89
0.00
4.500
1.71
12/31/21
30289963
Retail
MO
01/01/23
N
6,474,294.59
39,683.72
0.00
10/01/22
0.00
0
23,366.20
0.00
4.320
1.56
12/31/21
30291771
Retail
NY
01/01/23
N
5,852,439.25
35,260.31
0.00
10/01/22
0.00
0
21,752.89
0.00
4.450
0.32
12/31/21
30289979
Retail
NY
12/01/22
N
5,124,655.14
32,071.08
0.00
10/01/22
0.00
0
19,436.08
0.00
4.540
1.74
12/31/21
30289992
Retail
NC
12/01/22
N
4,233,561.35
23,552.26
0.00
10/01/22
0.00
0
16,186.21
0.00
4.580
1.49
12/31/21
30289982
Multifamily
TX
12/01/22
N
3,736,782.46
23,307.52
0.00
10/01/22
0.00
0
14,047.66
0.00
4.500
0.72
12/31/21
30289983
Retail
IA
11/01/35
N
3,110,486.67
27,831.27
0.00
10/01/22
0.00
0
14,318.33
0.00
5.500
1.23
12/31/21
30291773
Retail
CA
01/01/23
N
2,980,818.36
22,506.62
0.00
10/01/22
0.00
0
11,518.46
0.00
4.620
1.86
12/31/21
30289987
Lodging
IN
12/01/22
N
2,611,511.36
19,954.11
0.00
10/01/22
0.00
0
10,375.15
0.00
4.750
2.40
12/31/21
30289986
Retail
IA
05/01/35
N
2,608,340.58
23,973.29
0.00
10/01/22
0.00
0
12,009.73
0.00
5.500
1.17
12/31/21
30289984
Retail
MO
07/01/30
N
2,348,930.52
31,690.69
0.00
10/01/22
0.00
0
11,922.45
0.00
6.040
1.17
12/31/21
30289985
Retail
IL
05/01/30
N
2,283,003.88
31,123.01
0.00
10/01/22
0.00
0
11,226.64
0.00
5.850
1.23
12/31/21
30289991
Retail
UT
02/01/33
N
1,665,872.81
18,801.52
0.00
10/01/22
0.00
0
9,423.29
0.00
6.750
1.63
12/31/21
30289990
Retail
NE
04/01/32
N
1,631,127.19
18,863.02
0.00
10/01/22
0.00
0
8,304.20
0.00
6.070
1.42
12/31/21
30289997
Retail
NC
12/01/22
N
992,413.29
7,685.86
0.00
10/01/22
0.00
0
4,116.73
0.00
4.960
0.00
30289989
Retail
NJ
06/01/25
N
834,708.95
28,220.53
0.00
10/01/22
0.00
0
4,157.89
0.00
5.810
1.12
12/31/21
30289956
Industrial
XX
01/01/23
N
0.00
224,719.01
30,690,427.94 10/01/22
10/01/22
0.00
0
106,597.58
0.00
4.152
0.00
30291720
Retail
MA
01/06/23
N
0.00
526,249.22
89,336,188.19 10/06/22
10/06/22
0.00
0
311,190.58
0.00
4.170
1.35
30289993
Multifamily
CA
01/01/23
N
0.00
269,353.82
26,588,578.34 10/01/22
10/01/22
0.00
0
103,894.84
0.00
4.660
0.00
30291775
Mixed Use
MI
01/01/23
N
0.00
21,031.07
3,399,466.81 10/01/22
10/01/22
0.00
0
12,580.89
0.00
4.430
1.36
12/31/21
30304003
Multifamily
TX
12/01/22
N
0.00
34,720.22
5,708,743.58 10/01/22
10/01/22
0.00
0
20,032.01
0.00
4.200
1.54
12/31/21
30304006
Retail
CA
01/01/23
N
0.00
59,596.15
9,714,737.74 10/01/22
10/01/22
0.00
0
35,142.25
0.00
4.330
0.00
30304009
Industrial
MD
12/01/22
N
0.00
66,333.36
10,581,776.95 10/01/22
10/01/22
0.00
0
40,309.64
0.00
4.560
1.50
12/31/21

October 2022
LOAN LEVEL DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Property
Type
Transfer
Date
Stat
Maturity
Date
Neg
Am
End Schedule
Balance
Sched
P&I
Prepay
Adj
Prepay
Date
Paid
Thru
Prepay
Premium
Loan
Status **
Interest
Payment
Yield Maint
Charges
Note
Rate
PFY
DSCR
Operating
Stmnt
30501702
Industrial
XX
01/01/23
N
0.00
14,840.71
2,026,832.65 10/01/22
10/01/22
0.00
0
7,039.83
0.00
4.152
0.00
30502027
Industrial
XX
01/01/23
N
0.00
78,390.72
10,706,014.22 10/01/22
10/01/22
0.00
0
37,185.38
0.00
4.152
0.00
30503455
Industrial
XX
01/01/23
N
0.00
9,171.61
1,252,590.18 10/01/22
10/01/22
0.00
0
4,350.64
0.00
4.152
0.00
30289958
Lodging
CA
10/01/22
08/01/18
30289960
Office
FL
01/01/23
12/30/16
30289962
Industrial
TX
01/01/23
04/01/20
30289964
Office
OH
12/01/22
09/01/22
30289965
Self Storage
MO
12/01/22
10/01/16
30289968
Lodging
MA
01/01/18
11/01/17
30289970
Retail
PA
12/01/22
09/01/22
30289971
Lodging
XX
12/01/17
03/01/17
30289975
Retail
PA
12/05/22
09/05/22
30289978
Lodging
TX
01/01/23
02/01/22
30289980
Retail
TX
01/01/26
04/01/15
30289981
Retail
CA
12/01/22
09/02/22
30289988
Retail
XX
10/01/22
07/01/22
30289994
Retail
IL
11/01/22
10/01/21
30289996
Retail
TX
12/01/22
09/01/22
30291774
Retail
CA
01/01/23
10/01/21
30291776
Office
NJ
01/01/23
06/01/19
30291779
Retail
NY
01/01/23
07/01/16
30304000
Industrial
TN
01/01/23
09/01/22
30304002
Office
WA
11/01/22
08/01/22
30304004
Retail
WI
01/01/18
10/01/16
30304005
Retail
TX
12/01/22
09/01/22
30304007
Retail
AL
11/01/22
09/01/22
30304010
Office
CA
01/01/18
04/01/16
622,622,504.15
4,522,946.80 190,005,356.60
0.00
68
Totals:
Count:
2,850,870.74
0.00
** Loan Status: A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent;
3 = 90-120 Days Delinquent; 4 = Performing Matured Balloon; 5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or 'XX', loan has properties in multiple states.

October 2022
HISTORICAL LOAN MODIFICATION REPORT
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Old P&I
Modified
Note Rate
Modified
Payment
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
30289987
6/1/2020
0.00
0.00
4.7500
0.00
0.0000
0.00
12/1/2022
8
30291777
3/31/2021
0.00
0.00
4.3800
0.00
0.0000
0.00
1/1/2023
8
*Modification Code: 1 = Maturity Date Extension; 2 = Amortization Change; 3 = Principal Write-Off; 4 =Not Used; 5 = Temporary Rate Reduction;
6 = Capitalization on Interest; 7 = Capitalization on Taxes; 8 = Other; 9 = RCombination; 10 = Forbearance.

October 2022
MATERIAL BREACHES AND DOCUMENT DEFECTS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Loan ID
Ending Principal
Balance
Material Breach Date
Date Received Notice
Description
Totals:
Count:

October 2022
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Count
Balance ($)
%
0M to 4.9M
12
$29,037,557.42
4.66%
5M to 9.9M
6
$40,447,368.78
6.50%
10M to 14.9M
3
$32,250,238.50
5.18%
15M to 19.9M
4
$71,382,387.29
11.46%
20M to 24.9M
2
$44,940,259.53
7.22%
25M to 29.9M
1
$29,746,238.66
4.78%
30M to 34.9M
2
$60,004,483.89
9.64%
35M to 39.9M
1
$39,991,905.56
6.42%
50M to 54.9M
1
$52,200,000.00
8.38%
85M to 89.9M
1
$87,622,064.52
14.07%
135M to 139.9M
1
$135,000,000.00
21.68%
Total
34
$622,622,504.15
100.00%
Remaining Principal Balance
Count
Balance ($)
%
3.250% - 3.490%
1
$10,703,603.60
1.72%
3.500% - 3.740%
1
$23,640,000.00
3.80%
3.750% - 3.990%
3
$81,780,028.66
13.13%
4.000% - 4.240%
6
$202,120,209.25
32.46%
4.250% - 4.490%
7
$247,220,470.28
39.71%
4.500% - 4.740%
5
$22,731,920.96
3.65%
4.750% - 4.990%
4
$19,943,800.80
3.20%
5.500% - 5.740%
2
$5,718,827.25
0.92%
5.750% - 5.990%
2
$3,117,712.83
0.50%
6.000% - 6.240%
2
$3,980,057.71
0.64%
6.750% - 6.990%
1
$1,665,872.81
0.27%
Total
34
$622,622,504.15
100.00%
Gross Rate
Total Weighted Average Rate: 4.18%

October 2022
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Count
Balance ($)
%
NEW YORK
7
$220,822,090.63
35.47%
MASSACHUSETTS
2
$117,368,303.18
18.85%
VARIOUS
2
$75,840,000.00
12.18%
CALIFORNIA
3
$51,986,137.95
8.35%
IOWA
3
$45,710,732.81
7.34%
TEXAS
2
$25,037,041.99
4.02%
LOUISIANA
1
$18,115,748.31
2.91%
NORTH CAROLINA
3
$15,929,578.24
2.56%
MARYLAND
1
$10,967,441.94
1.76%
PENNSYLVANIA
1
$8,997,130.30
1.45%
ILLINOIS
2
$8,939,107.53
1.44%
MISSOURI
2
$8,823,225.11
1.42%
KENTUCKY
1
$7,342,745.85
1.18%
INDIANA
1
$2,611,511.36
0.42%
UTAH
1
$1,665,872.81
0.27%
NEBRASKA
1
$1,631,127.19
0.26%
NEW JERSEY
1
$834,708.95
0.13%
Total
34
$622,622,504.15
100.00%
Geographic Distribution by State
Count
Balance ($)
%
Lodging
3
$39,958,741.10
6.42%
Mixed Use
1
$10,967,441.94
1.76%
Multifamily
1
$3,736,782.46
0.60%
Office
4
$192,956,363.18
30.99%
Retail
24
$322,803,175.47
51.85%
Self Storage
1
$52,200,000.00
8.38%
Total
34
$622,622,504.15
100.00%
Property Type

October 2022
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Count
Balance ($)
%
117 - 119
27
$608,140,033.55
97.67%
123 - 125
2
$5,718,827.25
0.92%
159 - 161
1
$1,665,872.81
0.27%
183 - 185
1
$1,631,127.19
0.26%
207 - 209
3
$5,466,643.35
0.88%
Total
34
$622,622,504.15
100.00%
Seasoning
Months
Total Weighted Average Seasoning: 119
Count
Balance ($)
%
0 - 2
15
$403,580,526.09
64.82%
3 - 5
12
$204,559,507.46
32.85%
30 - 32
1
$834,708.95
0.13%
90 - 92
1
$2,283,003.88
0.37%
93 - 95
1
$2,348,930.52
0.38%
114 - 116
1
$1,631,127.19
0.26%
123 - 125
1
$1,665,872.81
0.27%
150 - 152
1
$2,608,340.58
0.42%
156 - 158
1
$3,110,486.67
0.50%
Total
34
$622,622,504.15
100.00%
Remaining Term to Maturity
Months
Total Weighted Average Remaining Months: 5

October 2022
MORTGAGE LOAN CHARACTERISTICS
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Count
Balance ($)
%
-0.50 - -0.01
2
$58,580,898.58
9.41%
0.500 - 0.990
3
$104,441,945.71
16.77%
1.000 - 1.490
14
$131,969,579.91
21.20%
1.500 - 1.990
9
$199,473,350.80
32.04%
2.000 - 2.490
1
$8,997,130.30
1.45%
2.500 - 2.990
1
$2,611,511.36
0.42%
3.500 - 3.990
2
$34,343,603.60
5.52%
5.000 - 5.490
1
$52,200,000.00
8.38%
5.500 - 5.990
1
$30,004,483.89
4.82%
Total
34
$622,622,504.15
100.00%
DSCR
Total Weighted Average DSCR: 1.89
Count
Balance ($)
%
Amortizing Balloon
17
$279,787,120.90
44.94%
Full Amortizing
7
$14,482,470.60
2.33%
Other
10
$328,352,912.65
52.74%
Total
34
$622,622,504.15
100.00%
Amortization Type

October 2022
Delinquency Summary Report
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Current
30 - 59 days
60 - 89 days
90 - 120 days
121 + days
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
32
564,041,605.57
90.59%
534,037,121.68
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
32
564,041,605.57
90.59%
534,037,121.68
Bankruptcy
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
Foreclosure
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
39,991,905.56
6.42%
40,296,313.27
0
0.00
0.00%
0.00
1
18,588,993.02
2.99%
20,182,355.58
2
58,580,898.58
9.41%
60,478,668.85
REO
Loan Count
Sched Bal
Percentage*
Actual Bal
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
TOTAL
Loan Count
Sched Bal
Percentage*
Actual Bal
32
564,041,605.57
90.59%
534,037,121.68
0
0.00
0.00%
0.00
1
39,991,905.56
6.42%
40,296,313.27
0
0.00
0.00%
0.00
1
18,588,993.02
2.99%
20,182,355.58
34
622,622,504.15
100.00%
594,515,790.53
Group 1
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

October 2022
DEFEASED LOAN DETAIL
Morgan Stanley Bank Of America Merrill Lynch Trust 2013-7
Commercial Mortgage Pass-Through Certificates Series 2013-C7
Current Ending
Scheduled Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
992,413.29
12/01/2022
4.96
F
30289997
992,413.29
Count:
Totals:
1
* Defeasance Status: P = Portion of Loan Previously Defeased. F = Full Defeasance.